Related party transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of nature and purpose of transaction amounts and outstanding balances for related parties

The nature and purpose of transaction amounts and outstanding balances for related parties consist of the following:

			As of		For the Year Ended	For the Six Months Ended	For the Years Ended		Subsequent to
			June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023	June 30, 2026
			Balances		Amounts				Amounts
Name	Relationship	Nature/Purpose	Receivables (Liabilities)		Sales (Purchases)				Settled
Benua Hijau Sdn Bhd	Entity owned by Controlling Shareholder	CSR expenses	$(226,190)	$(156,136)	$-	$-	$(98,658)	$-	$226,190
Black Hummer Security Sdn Bhd	An entity controlled by Tan Sri Mohd Bakri Bin Mohd Zinin, one of the directors of Tumpuan Megah	Security services	-	-	-	-	-	(1,448)	-
Dato’ Mohd Suhaimi bin Hashim	Shareholder of the Company and TMDF	Advances	(246)	(237)	-	-	-	-	-
Double Corporate Oils & Fats Sdn Bhd	Associate of the Company	Advances	819	-	-	-	-	-	-
Horizon Shipyard Inter Globe (M) Sdn Bhd	Associate of the Company	(i) Advances	10,351	-	-	-	-	-	-
		(ii) Docking expenditure reimbursement	4,328,616	4,103,644	-	-	-	-	-
		(iii) Other operating cost	-	-	(206,821)	-	-	-	-
Pan Management Services Ltd	Entity owned by Controlling Shareholder	(i) Advances	(8,805)	-	-	-	-	-	-
		(ii) Management service	(75,138)	(72,942)	-	-	-	(234,137)	-
Raja Ismail Bin Raja Mohamed	Director of Tumpuan Megah	Reimbursable legal fees	2,452,925	1,927,246	-	-	-	-	-
Sinar Maju Logistik Sdn Bhd	Entity owned by Controlling Shareholder	Shipping agency services	142,681	137,715	(78,797)	(47,325)	(270,505)	(525,067)	12,611
Sinar Maju Marin Sdn Bhd	Subsidiary of Sinar Maju Logistik Sdn Bhd, Entity owned by Controlling Shareholder	Shipping agency services	(19,228)	(1,665)	(48,000)	(17,213)	(69,404)	(71,606)	19,228
Straits Alliance Transport Sdn Bhd	Entity owned by Controlling Shareholder	Advances	1,159	1,116	-	-	-	-	-
Straits CommNet Solutions Sdn Bhd	Subsidiary of Straits Technology Solutions Sdn Bhd, entity owned by Controlling Shareholder	Advances	326	-	-	-	-	-	-
Straits Energy Resources Berhad	Controlling Shareholder	Working capital advances	17,355,218	15,903,625	-	-	-	-	420,030
Straits Management Services Sdn Bhd	Entity owned by Controlling Shareholder	Management service	(75,245)	(793,078)	-	-	(499,091)	(269,897)	4,962
Tony Tan Han	Director of SMS 1	Advances	(170,265)	-	-	-	-	-	-
Victoria STS (Labuan) Sdn Bhd	Entity owned by Controlling Shareholder	(i) Sales of marine gas oil	-	11,592	-	-	-	151,349	-
		(ii) Sales of ship management service	119,588	8,480	189,661	154,866	177,534	122,240	72,443
		(iii) Purchase of tugboat services	-	-	-	(17,116)	(9,402)	(21,201)	-
Victoria 3 Limited	Subsidiary of Victoria STS (Labuan) Sdn Bhd, Entity owned by Controlling Shareholder	Sales of ship management service	3,147	3,155	-	-	-	16,788	-
Wire & Wireless Sdn Bhd	Subsidiary of Straits Technology Solutions Sdn Bhd, entity owned by Controlling Shareholder	Advances	518	-	-	-	-	-	-
Total, net			$23,840,231	$21,072,515	$(143,957)	$73,212	$(769,526)	$(832,979)	$755,464

Related party transactions other than sales and purchases:

			For the Year Ended	For the Six Months Ended	For the Year Ended
Name	Relationship	Nature/Purpose	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Benua Hijau Sdn Bhd	Entity owned by Controlling Shareholder	Corporate social responsibility expenses	$(103,383)	$(79,458)	$-	$-
Ho Hung Ming	Son of Dato’ Sri Kam Choy Ho	Remuneration	(136,100)	(61,540)	(72,487)	(67,895)
Straits Management Services Sdn Bhd	Entity owned by Controlling Shareholder	Management service	(803,425)	(373,129)	-	-
Straits Energy Resources Berhad	Controlling Shareholder	Interest income	1,200,519	617,809	375,365	32,089
			$157,611	$103,682	$302,878	$(35,806)

Schedule of related party balances
	As of June 30,
	2026	2025
Due from related parties	$24,415,348	$22,096,573
Due to related parties	(575,117)	(1,024,058)
Total, net	$23,840,231	$21,072,515

Schedule of sales revenues and purchases for related parties

The sales revenues and purchases for related parties consist of the following:

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Related party sales revenues	$189,661	$154,866	$177,534	$290,377
Related party purchases	(333,618)	(81,654)	(947,060)	(1,123,356)
Total, net	$(143,957)	$73,212	$(769,526)	$(832,979)